Subsidiaries (Acquisition of Jinlian) (Details) - Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd. ("Jinlian") [member] - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Percentage of equity held by the subsidiary		100.00%
Shanghai Petrochemical Investment Development Company Limited ("Toufa") [member]
Disclosure of subsidiaries [line items]
Percentage of equity held by the subsidiary	100.00%
Purchase consideration	¥ 340,369